Premises, Equipment and Leasehold Improvements (Depreciation and Amortization Expense) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Depreciation	$ 778	$ 754	$ 743
Amortization	109	78	56
Total depreciation And amortization	$ 887	$ 832	$ 799